Risk/Return Detail Data - FidelityShortDurationHighIncomeFund-AMCIZPRO	Jun. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Short Duration High Income Fund /Fidelity Advisor® Short Duration High Income Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Short Duration High Income Fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30 % of the average value of its portfolio.
Portfolio Turnover, Rate	30.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Normally investing primarily in securities rated BB or B by Standard & Poor's (S&P), Ba or B by Moody's Investors Service (Moody's), comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by Fidelity Management & Research Company (FMR) to be of comparable quality. Potentially investing in non-income producing securities, including defaulted securities and common stocks. Investing in companies in troubled or uncertain financial condition. Normally maintaining a duration of three years or less. Investing in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	1.86%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	7.07%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(8.56%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | Fidelity Advisor Short Duration High Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[1]
Total annual operating expenses	0.73%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.73%
1 year	$ 75
3 years	233
5 years	406
10 years	906
1 Year	75
3 Years	233
5 Years	406
10 Years	$ 906
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | Fidelity Advisor Short Duration High Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.70%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%	[1]
Total annual operating expenses	1.01%
Fee waiver and/or expense reimbursement	0.01%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.00%
1 year	$ 498
3 years	707
5 years	934
10 years	1,586
1 Year	498
3 Years	707
5 Years	934
10 Years	$ 1,586
2014	(0.12%)
2015	(3.51%)
2016	10.35%
2017	4.69%
2018	(1.51%)
2019	9.03%
2020	3.70%
2021	3.07%
2022	(6.29%)
2023	9.96%
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | Fidelity Advisor Short Duration High Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%	[1]
Total annual operating expenses	1.03%
Fee waiver and/or expense reimbursement	0.03%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.00%
1 year	$ 498
3 years	711
5 years	942
10 years	1,606
1 Year	498
3 Years	711
5 Years	942
10 Years	$ 1,606
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | Fidelity Advisor Short Duration High Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.74%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.06%	[1]
Total annual operating expenses	1.80%
Fee waiver and/or expense reimbursement	0.05%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.75%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 278
3 years	560
5 years	969
10 years	1,902
1 Year	178
3 Years	560
5 Years	969
10 Years	$ 1,902
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | Fidelity Advisor Short Duration High Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.61%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[1]
Total annual operating expenses	0.67%
Fee waiver and/or expense reimbursement	0.01%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.66%
1 year	$ 67
3 years	213
5 years	372
10 years	833
1 Year	67
3 Years	213
5 Years	372
10 Years	$ 833
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | Return Before Taxes | Fidelity Advisor Short Duration High Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.23%
Past 5 years	3.99%
Past 10 years	3.05%
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | Return Before Taxes | Fidelity Advisor Short Duration High Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.56%
Past 5 years	2.88%
Past 10 years	2.37%
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | Return Before Taxes | Fidelity Advisor Short Duration High Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.56%
Past 5 years	2.88%
Past 10 years	2.37%
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | Return Before Taxes | Fidelity Advisor Short Duration High Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.14%
Past 5 years	2.96%
Past 10 years	2.18%
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | Return Before Taxes | Fidelity Advisor Short Duration High Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.20%
Past 5 years	4.08%
Since Inception	3.17%	[6]
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | After Taxes on Distributions | Fidelity Advisor Short Duration High Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	3.09%
Past 5 years	1.20%
Past 10 years	0.68%
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Short Duration High Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.22%
Past 5 years	1.48%
Past 10 years	1.04%
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | ML221
Risk/Return:
Label	ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
Past 1 year	11.56%
Past 5 years	4.92%
Past 10 years	4.10%
FidelityShortDurationHighIncomeFund-AMCIZPRO | Fidelity Short Duration High Income Fund | F1879
Risk/Return:
Label	Fidelity Short Duration High Income Fund Composite Index℠
Past 1 year	11.89%
Past 5 years	5.21%
Past 10 years	4.18%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19%, 0.20%, 0.22%, 0.15%, and 0.09% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[4]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, and 0.66% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2025 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[5]	B On Class C shares redeemed less than one year after purchase.
[6]	A From October 2, 2018 .